GOODWILL - Goodwill by Segment (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Goodwill	$ 5,244	$ 5,218
Business services
Disclosure of operating segments [line items]
Goodwill	2,529	2,514
Infrastructure services
Disclosure of operating segments [line items]
Goodwill	481	470
Industrials
Disclosure of operating segments [line items]
Goodwill	$ 2,234	$ 2,234